Depreciation, Amortization And Impairment Loss Of Property Plant And Equipment And Financial Assets Under IFRS 9	12 Months Ended
Dec. 31, 2023
Depreciation, Amortization And Impairment Loss Of Property Plant And Equipment And Financial Assets Under IFRS 9.
Depreciation, Amortization and Impairment Losses

31.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER-IFRS 9

a)	The detail of the depreciation and amortization expense for the years ended December 31, 2023, 2022, and 2021, is as follows:

	For the years ended December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Depreciation	(234,772,927)	(215,986,710)	(198,700,349)
Amortization	(18,626,857)	(22,286,241)	(12,227,307)
Total	(253,399,784)	(238,272,951)	(210,927,656)
b)	The detail of the items related to impairments for the years ended December 31, 2023, 2022, and 2021, is as follows:

	For the years ended December 31,
	Generation			Distribution and Transmission			Other			Total
	2023	2021	2020	2023	2021	2020	2023	2021	2020	2023	2021	2020
Information on Impairment Losses by Reportable Segment	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current assets held for sale (1)	—	(2,286,438)	—	—	—	—	—	—	—	—	(2,286,438)	—
Property, plant and equipment (2)	(7,023,888)	—	(33,035,731)	—	—	—	—	—	—	(7,023,888)	—	(33,035,731)
Investment property (3)	—	—	—	—	—	—	—	738,739	136,877	—	738,739	136,877
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(7,023,888)	(2,286,438)	(33,035,731)	—	—	—	—	738,739	136,877	(7,023,888)	(1,547,699)	(32,898,854)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	90,538	(1,992,280)	(691,132)	(10,068,805)	(20,030,616)	(17,419,025)	(795,178)	(2,458)	(655,018)	(10,773,445)	(22,025,354)	(18,765,175)

(1)See Note 5.2.

(2)See Note 16.

(3)See Note 17.

(4)See Note 9.d)